Bank Loans (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Debt	(a) Short-term bank loans
	June 30,	December 31,
	2018	2017
	(Unaudited)
Secured short-term loans	$7,280,369	$7,817,610
Total short-term bank loans	$7,280,369	$7,817,610

Schedule of Secured Short-Term Bank Debt

Detailed information of secured short-term loan balances as of June 30, 2018 and December 31, 2017 were as follows:

	June 30,	December 31,
	2018	2017
	(Unaudited)
Guaranteed by High-tech Investment Company(i) and Mr. Lin	$1,057,315	$1,536,480
Guaranteed by IST and guaranteed by Mr. Lin and guaranteed by Biznest and collateralized by IST	4,531,350	4,609,440
Guaranteed by IST and guaranteed by iASPEC and Collateralized by ISIOT and Secured by ISTIL	1,691,704	1,671,690
Total	$7,280,369	$7,817,610

(i) High-tech Investment Company is an unrelated third party.